UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq., Kilpatrick Stockton LLP, 1100 Peachtree Street, N.E., Suite 2800 Atlanta, Georgia 30309

Registrant’s telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2005

Item 1 – Schedule of Investments.

The Henssler Equity Fund

Schedule of Investments, July 31,2005

		Shares	Value

COMMON STOCK	98.57%
Consumer Discretionary	10.85%

Building-Residential/Commercial
Lennar Corp.		34,500	$2,320,815

Multimedia
Walt Disney Co.		123,325	3,162,053

Services
Dollar General Corp		134,000	2,722,880

Retail-Major Department Stores
Target Corp.		121,870	7,159,863
Total Consumer Discretionary			15,365,611

Consumer Staples	12.89%

Beverages-Non-alcoholic
Pepsico, Inc.		85,675	4,671,858

Brewery
Anheuser-Busch Companies, Inc.		62,770	2,783,849

Cosmetics & Toiletries
Church & Dwight Inc		83,000	3,116,650
Kimberly-Clark Corp.		38,935	2,482,496
			5,599,146
Food-Wholesale/Distribution
Sysco Corp.		108,950	3,928,737

Retail-Drug Stores
Walgreen Co.		26,770	1,281,212
Total Consumer Staples			18,264,802

Energy	8.71%

Oil Company-Integrated
BP PLC ADR		67,400	4,440,312
Energy Select Sector		79,000	3,760,400
Exxon/Mobil Corp.		70,514	4,142,698
Total Energy			12,343,410

Financials	18.48%

Commercial Banks-Southern US
Synovus Financial Corp.		95,000	2,809,150

Commercial Banks-Super Regional US
Fifth Third Bancorp		45,500	1,961,050
TCF Financial Corp.		85,200	2,340,444
			4,301,494
Finance-Diversified Services
AMBAC Financial Group		24,000	1,724,160
Citigroup, Inc.		98,500	4,284,750
			6,008,910
Insurance-Multi-Line
Lincoln National		35,000	1,690,500

Investment management/Advisory Services
Golman Sachs Group, Inc.		38,100	4,094,988
T. Rowe Price Group, Inc.		41,300	2,740,255
			6,835,243
Money Center Banks
Bank of America Corp.		103,900	4,530,040
Total Financials			26,175,337

Healthcare	17.55%

Heathcare-Distributor & Services
Omnicare, Inc.		71,000	3,273,100

Medical Instruments
Stryker Corp		40,000	2,163,600

Medical Products
Baxter International, Inc.		40,000	1,570,800
Johnson & Johnson		65,670	4,200,253
			5,771,053
Medical-Drugs
Eli Lilly & Co.		56,200	3,165,184
Pfizer, Inc.		133,500	3,537,750
Teva Pharmaceutical		40,175	1,261,495
			7,964,429
Medical-HMO
UnitedHealth Group, Inc.		108,600	5,679,780
Total Healthcare			24,851,962

Industrials	11.57%

Auto-Medium & Heavy Duty Trucks
PACCAR, Inc.		62,943	4,545,743

Diversified Manufacturing
Emerson Electric Co		51,000	3,355,800
General Electic Co.		90,535	3,123,457
Illinois Toll Works, Inc.		43,800	3,751,470
Pentair Inc		40,000	1,606,800
			11,837,528
Total Industrials			16,383,270

Information Technology	15.17%

Computer Services
Affiliated Computer Services, Inc. *		72,300	3,612,831

Computer Software
Microsoft Corp.		67,900	1,738,919

Comptuer-Micro
Dell, Inc. *		53,200	2,153,004
International Business Machines Corp.		34,400	2,871,024
			5,024,028
Data Processing/Management
Automatic Data Processing, Inc.		47,500	2,109,475

Electronic Components-Semiconductors
Applied Materials, Inc.		133,700	2,468,102
Intel Corp.		64,440	1,748,902
			4,217,004

2

Semi-Conductor
Maxim Integrated Products		34,500	1,444,515

Telecommunication Equipment
Nokia Corp. ADR		209,000	3,333,550
Total Information Technology			21,480,322

Materails	3.35%

Chemical - Diversified
E.I. du Pont de Nemours & Co.		55,000	2,347,400
Praxair, Inc.		48,500	2,395,415
Total Materials			4,742,815

TOTAL COMMON STOCK (COST $115,543,905)			139,607,531

		Principle
		Amount
SHORT-TERM INVESTMENTS	1.48%

Fifth Third Institutional Money Market Fund, 3.15%
(COST $2,094,821)†		2,094,821	2,094,821

TOTAL INVESTMENTS (Cost $117,638,726)		100.05%	141,702,350

LIABILITIES IN EXCESS OF OTHER ASSETS		-0.05%	(66,925)

NET ASSETS		100.00%	$141,635,425

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
† Variable rate security, the coupon rate shown represents the rate at July 29, 2005
+ Cost for federal income tax purposes is $117,710,114 and net unrealized appreciation consists of:

Gross unrealized appreciation	$26,363,180
Gross unrealized depreciation	(2,370,943)
Net unrealized appreciation	$23,992,237

3

Item 2 - Controls and Procedures.

(a)           The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 26, 2005

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	September 26, 2005